Convertible Debt (Details) - Schedule of Convertible Debt - $ / shares	1 Months Ended	6 Months Ended
	Jun. 28, 2023	Jun. 30, 2023
Schedule Of Convertible Debt [Abstract]
Stock price (in Dollars per share)	$ 4.82	$ 4.78
Expected life in years	1 year	1 year
Risk free rate	5.32%	5.40%
Expected volatility	74.65%	74.66%
Discount rate	79.27%	78.54%